Right-of-Use Assets	6 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Right-of-Use Assets

7. RIGHT-OF-USE ASSETS

During the six months ended March 31, 2025 and 2024, the Company added right-of-use assets with costs of €35.3 million and €62.5 million, respectively. The additions during the six months ended March 31, 2025 mainly related to warehouses and new retail stores.